EAGLE ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 97.4%
	COMPRESSION SERVICES - 4.0%
185,500	Kodiak Gas Services, Inc.	$ 10,890,705

	ELECTRIC UTILITIES - 1.0%
31,000	NextEra Energy, Inc.	2,694,520

	FUEL DISTRIBUTION-REFINED PRODUCTS – 4.3%
211,290	ARKO Petroleum Corporation	4,289,187
94,500	Sunococorp, LLC	7,223,580
		11,512,767
	GATHERING & PROCESSING - 8.9%
539,690	Antero Midstream Corporation	11,856,990
123,500	Hess Midstream, L.P., Class A	5,042,505
80,500	Kinetik Holdings, Inc.	4,070,885
96,560	Summit Midstream Corporation(a)	2,975,979
		23,946,359
	LNG INFRASTRUCTURE - 4.6%
47,000	Cheniere Energy, Inc.	12,387,790

	PIPELINE-DIVERSIFIED - 22.8%
1,497,500	Energy Transfer, L.P.	30,489,100
567,504	Enterprise Products Partners, L.P.	21,593,527
102,300	ONEOK, Inc.	9,289,863
		61,372,490
	PIPELINE-NATURAL GAS - 20.6%
162,000	DT Midstream, Inc.	22,356,000
392,800	Kinder Morgan, Inc.	12,640,304
289,100	Williams Companies, Inc. (The)	20,682,214
		55,678,518
	PIPELINE-NGL INFRASTRUCTURE - 16.7%
234,000	Keyera Corporation	9,942,458
87,000	Pembina Pipeline Corporation	4,256,910
114,100	Targa Resources Corporation	30,849,217
		45,048,585

EAGLE ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2026

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 97.4% (Continued)
	PIPELINE-PETROLEUM – 4.9%
498,500	Plains GP Holdings, L.P., Class A	$ 13,125,505

	PIPELINES AND TRANSPORTATION - 8.9%
224,000	MPLX, L.P.	13,092,800
161,800	TC Energy Corporation	10,910,174
		24,002,974
	RENEWABLE ELECTRIC GENERATION - 0.7%
58,500	Brookfield Renewable Corporation	1,950,975

	TOTAL MLP & MLP RELATED SECURITIES (Cost $144,104,307)	262,611,188

	SHORT-TERM INVESTMENT — 2.1%
	MONEY MARKET FUND - 2.1%
5,614,340	First American Government Obligations Fund, Class X, 3.58% (Cost $5,614,340)(b)	5,614,340

	TOTAL INVESTMENTS - 99.5% (Cost $149,718,647)	$ 268,225,528
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	1,468,650
	NET ASSETS - 100.0%	$ 269,694,178

LLC	- Limited Liability Company
L.P.	- Limited Partnership
MLP	- Master Limited Partnership
LNG	- Liquefied Natural Gas
NGL	- Natural Gas Liquids
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2026.